Summary of Significant Accounting Policies - Reconciliation of Weighted Average Number of Common and Common Equivalent Shares Outstanding and Number of Awards Excluded from Diluted Earnings Per Share (Detail) - shares shares in Millions
	12 Months Ended
	Oct. 03, 2020		Sep. 28, 2019	Sep. 29, 2018
Earnings Per Share [Abstract]
Weighted average number of common and common equivalent shares outstanding (basic)	1,808		1,656	1,499
Weighted average dilutive impact of Awards	0	[1]	10	8
Weighted average number of common and common equivalent shares outstanding (diluted)	1,808		1,666	1,507
Awards excluded from diluted earnings per share	35		7	12

[1]	Amounts exclude all potential common and common equivalent shares for periods when there is a net loss from continuing operations.